Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other financial assets
Schedule of other financial assets

	2023	2022
Assets measured at fair value
Investments in equity securities and trust funds (1)	1,210,138	875,335
Investment Portfolio – Foreign currency	364,962	1,056,385
Hedging instruments (2)	231,463	311
Investment Portfolio – Local currency	54,887	761,687
Assets measured at fair value through other comprehensive income	2,007	3,583
	1,863,457	2,697,301
Assets measured at amortized cost (3)	369,318	28,570
	2,232,775	2,725,871

Current	1,860,928	1,162,127
Non–current	371,847	1,563,744
	2,232,775	2,725,871
(1)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia.
(2)	As of December 31, 2023, corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk mainly in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

Schedule of maturities of other financial assets

	2023	2022
Up to 1 year	1,860,928	1,162,127
1 – 2 years	291,392	673,169
2 – 5 years	28,186	452,417
> 5 years	52,269	438,158
	2,232,775	2,725,871

Schedule of other financial assets recognized at fair value

	2023	2022
Level 1	1,526,458	1,892,486
Level 2	336,999	804,815
	1,863,457	2,697,301

Other financial assets
Other financial assets
Schedule of other financial assets measured at fair value through profit or loss

	2023	2022
B	1,263,144	—
BB	296,394	1,051,042
F1	259,003	—
P-1	150,905	—
A-2	116,738	—
F2	55,606	—
AAA	22,864	40,369
BB+	13,921	898,072
A1	13,904	—
BBB	302	4,153
Baa3	3	—
Ba1	—	388,743
Ba2	—	16,227
A	—	14,702
A3	—	9,918
F3	—	4,457
F1+	—	29
Others	39,991	298,159
	2,232,775	2,725,871